UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MARCH 31

Date of Reporting Period:  DECEMBER 31, 2014

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED DECEMBER 31, 2014


[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA TAX EXEMPT LONG-TERM FUND
DECEMBER 31, 2014

                                                                      (Form N-Q)

48460-0215                                   (C)2015, USAA. All rights reserved.

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PORTFOLIO OF INVESTMENTS

December 31, 2014 (unaudited)

CATEGORIES AND DEFINITIONS

FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

ADJUSTABLE-RATE NOTES - similar to variable-rate demand notes in the fact that the interest rate is adjusted periodically to reflect current market conditions. These interest rates are adjusted at a given time, such as monthly or quarterly. However, these securities do not offer the right to sell the security at face value prior to maturity.

VARIABLE-RATE DEMAND NOTES (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS)    Principal and interest payments are insured by one of the following:
         ACA Financial Guaranty Corp., AMBAC Assurance Corp., Assured Guaranty Corp., Assured Guaranty Municipal Corp., Build America Mutual Assurance Co., CIFG Assurance, N.A., Financial Guaranty Insurance Co., National Public Finance Guarantee Corp., Radian Asset Assurance, Inc., or XL Capital Assurance. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.
(NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages, are guaranteed by a nonbank guarantee agreement from Texas Permanent School Fund.

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1  | USAA Tax Exempt Long-Term Fund
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PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

CCD      Community College District
EDA      Economic Development Authority
EDC      Economic Development Corp.
ETM      Escrowed to final maturity
IDA      Industrial Development Authority/Agency
IDB      Industrial Development Board
IDC      Industrial Development Corp.
ISD      Independent School District
MTA      Metropolitan Transportation Authority
PRE      Prerefunded to a date prior to maturity
USD      Unified School District

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                                                   Portfolio of Investments |  2

================================================================================

PORTFOLIO OF INVESTMENTS

USAA TAX EXEMPT LONG-TERM FUND
December 31, 2014 (unaudited)

PRINCIPAL                                                                                                    MARKET
AMOUNT                                                              COUPON               FINAL                VALUE
(000)          SECURITY                                               RATE            MATURITY                (000)
-------------------------------------------------------------------------------------------------------------------
               FIXED-RATE INSTRUMENTS (95.7%)

               ALABAMA (0.9%)

$     4,245    Chatom IDB (INS)                                       5.00%          8/01/2037          $     4,736
      2,500    Montgomery Medical Clinic Board                        4.75           3/01/2031                2,535
      2,500    Montgomery Medical Clinic Board                        4.75           3/01/2036                2,528
      7,000    Port Auth.                                             6.00          10/01/2035                8,214
      2,000    Selma IDB                                              5.80           5/01/2034                2,265
                                                                                                        -----------
                                                                                                             20,278
                                                                                                        -----------
               ARIZONA (2.9%)

      5,000    Apache County IDA                                      4.50           3/01/2030                5,363
      5,000    Goodyear                                               5.63           7/01/2039                5,787
      6,000    Health Facilities Auth.                                5.00           2/01/2042                6,459
      7,000    Maricopa County                                        5.00           6/01/2035                7,823
      1,000    Phoenix Civic Improvement Corp. (INS)                  5.50           7/01/2029                1,274
      1,500    Phoenix Civic Improvement Corp. (INS)                  5.50           7/01/2030                1,929
      6,000    Phoenix IDA (h)                                        5.00           7/01/2044                6,207
      3,000    Pima County IDA                                        4.00           9/01/2029                3,101
      4,000    Pima County IDA                                        5.75           9/01/2029                4,007
      2,685    Pima County IDA                                        4.50           6/01/2030                2,880
      3,000    Pima County IDA                                        5.25          10/01/2040                3,319
      9,325    Univ. Medical Center Corp.                             5.00           7/01/2035                9,434
      2,000    Yavapai County IDA                                     5.63           8/01/2033                2,152
      7,500    Yavapai County IDA                                     5.63           8/01/2037                8,058
                                                                                                        -----------
                                                                                                             67,793
                                                                                                        -----------
               ARKANSAS (0.1%)

      1,000    Dev. Finance Auth. (INS)                               4.97 (a)       7/01/2028                  629
      1,165    Dev. Finance Auth. (INS)                               4.98 (a)       7/01/2029                  699
      1,150    Dev. Finance Auth. (INS)                               4.99 (a)       7/01/2030                  653
      2,500    Dev. Finance Auth. (INS)                               5.03 (a)       7/01/2036                1,049
                                                                                                        -----------
                                                                                                              3,030
                                                                                                        -----------
               CALIFORNIA (9.7%)

      1,000    Cerritos CCD                                           5.63 (a)       8/01/2031                  524
      2,500    Cerritos CCD                                           5.67 (a)       8/01/2032                1,244
      2,175    Cerritos CCD                                           5.71 (a)       8/01/2033                1,038
      1,000    Cerritos CCD                                           5.76 (a)       8/01/2034                  455
      1,500    Cerritos CCD                                           5.82 (a)       8/01/2035                  644
      2,200    Cerritos CCD                                           5.88 (a)       8/01/2036                  905
      8,500    Coachella Valley USD (INS)                             5.95 (a)       8/01/2041                2,631
      6,700    Corona-Norco USD (INS)                                 5.50           8/01/2039                7,791
      3,000    El Camino CCD                                          5.08 (a)       8/01/2034                1,435
      3,000    El Camino CCD                                          5.24 (a)       8/01/2038                1,223
     10,000    El Monte Union High School District (INS)              5.75 (a)       6/01/2042                3,082
      2,500    Escondido Union High School District (INS)             5.00           6/01/2037                2,753
      2,410    Golden State Tobacco Securitization (INS)              4.55           6/01/2022                2,639
      5,000    Golden State Tobacco Securitization (INS)              4.60           6/01/2023                5,467
      2,000    Golden State Tobacco Securitization                    5.00           6/01/2030                2,298

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3  | USAA Tax Exempt Long-Term Fund

================================================================================

PRINCIPAL                                                                                                    MARKET
AMOUNT                                                              COUPON               FINAL                VALUE
(000)          SECURITY                                               RATE            MATURITY                (000)
-------------------------------------------------------------------------------------------------------------------
$     5,000    Indio Redevelopment Agency                             5.25%          8/15/2035          $     5,283
     17,025    Inland Empire Tobacco Securitization Auth.             5.75           6/01/2026               16,732
      2,000    Jurupa Public Finance Auth. (INS)                      5.00           9/01/2033                2,208
      1,200    Los Alamitos USD, 5.95%, 8/01/2024                     5.95 (b)       8/01/2034                  923
      4,500    Los Alamitos USD, 6.05%, 8/01/2024                     6.05 (b)       8/01/2042                3,360
      3,000    Monterey Peninsula USD (INS)                           5.50           8/01/2034                3,540
     15,000    Palomar Pomerado Health                                5.13           8/01/2037               16,153
      1,860    Paramount USD                                          6.82 (a)       8/01/2034                  783
      2,000    Paramount USD                                          6.86 (a)       8/01/2035                  800
      2,750    Paramount USD                                          6.88 (a)       8/01/2036                1,050
      2,750    Paramount USD                                          6.90 (a)       8/01/2037                1,000
      6,000    Pollution Control Financing Auth.                      5.00          11/21/2045                6,201
      2,500    Public Works Board                                     5.00          12/01/2029                2,930
      2,610    Public Works Board                                     5.00           4/01/2030                2,717
      2,000    Public Works Board                                     5.00          10/01/2030                2,305
      2,950    Public Works Board                                     5.00           6/01/2031                3,425
      1,110    Public Works Board                                     5.00          10/01/2031                1,277
      2,000    Public Works Board                                     5.00          12/01/2031                2,307
      3,500    Public Works Board                                     5.00          10/01/2039                4,019
      2,560    Sacramento City Schools Joint Powers
                    Financing Auth. (INS)                             5.00           3/01/2036                2,849
      2,000    Sacramento City Schools Joint Powers
                    Financing Auth. (INS)                             5.00           3/01/2040                2,211
      4,485    San Francisco City and County Redevelopment
                    Financing Auth. (INS)                             4.88           8/01/2036                4,560
      3,000    San Marcos Schools Financing Auth. (INS)               5.00           8/15/2040                3,333
     13,605    San Ysidro School District (INS)                       5.58 (a)       8/01/2036                4,950
     14,285    San Ysidro School District (INS)                       5.64 (a)       8/01/2037                4,970
     15,000    Santa Ana USD (INS)                                    5.45 (a)       4/01/2029                8,591
      5,000    Southern California Public Power Auth.                 5.00           7/01/2040                5,684
     24,700    State                                                  4.50           8/01/2030               26,364
      5,000    State                                                  5.75           4/01/2031                5,914
        160    State                                                  5.00           2/01/2032                  161
      6,000    State                                                  5.00          11/01/2032                6,597
      5,000    State                                                  5.00          12/01/2032                5,512
      8,000    State                                                  5.25           4/01/2035                9,413
      6,750    State                                                  5.00           2/01/2038                7,710
      8,885    Stockton USD (INS)                                     7.33 (a)       8/01/2034                4,162
      2,500    Victor Elementary School District (INS)                5.13           8/01/2034                2,865
      5,180    Washington Township Health Care Dist.                  5.25           7/01/2030                5,668
      5,000    Washington Township Health Care Dist.                  5.50           7/01/2038                5,544
                                                                                                        -----------
                                                                                                            228,200
                                                                                                        -----------
               COLORADO (2.2%)

      3,500    Denver Convention Center Hotel Auth. (INS)             4.75          12/01/2035                3,583
     15,765    Denver Health and Hospital Auth.                       4.75          12/01/2034               16,033
      2,000    E-470 Public Highway Auth.                             5.38           9/01/2026                2,268
     10,000    E-470 Public Highway Auth. (INS)                       5.06 (a)       9/01/2035                3,773
      2,500    Educational and Cultural Facilities Auth.              5.25           4/01/2043                2,831
      3,500    Health Facilities Auth.                                5.00           6/01/2029                3,631
      3,000    Health Facilities Auth.                                5.25           6/01/2031                3,110
      2,000    Health Facilities Auth.                                5.00           6/01/2035                2,060
      2,500    Health Facilities Auth.                                5.25           6/01/2036                2,586
      5,000    Health Facilities Auth.                                5.00          12/01/2042                5,385
      5,000    Regional Transportation District                       5.00           6/01/2044                5,614
      2,000    Vista Ridge Metropolitan District (INS)                5.00          12/01/2036                2,003
                                                                                                        -----------
                                                                                                             52,877
                                                                                                        -----------
               CONNECTICUT (0.5%)

      2,500    Health and Educational Facilities Auth. (INS)          5.13           7/01/2030                2,517
      2,000    Health and Educational Facilities Auth.                5.00           7/01/2035                2,218

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                                                   Portfolio of Investments |  4

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
PRINCIPAL                                                                                                    MARKET
AMOUNT                                                              COUPON               FINAL                VALUE
(000)          SECURITY                                               RATE            MATURITY                (000)
-------------------------------------------------------------------------------------------------------------------
$    46,433    Mashantucket (Western) Pequot Tribe acquired
                    7/01/2013-9/30/2014; cost $27,865 (d)             7.03% (c)      7/01/2031          $     6,326
                                                                                                        -----------
                                                                                                             11,061
                                                                                                        -----------
               DELAWARE (0.2%)

      4,000    EDA                                                    5.40           2/01/2031                4,545
                                                                                                        -----------
               DISTRICT OF COLUMBIA (2.7%)

     12,870    Community Academy Public Charter School,
                    Inc. (INS)                                        4.88           5/01/2037                9,377
      1,305    District of Columbia                                   5.00           7/01/2036                1,423
      1,500    District of Columbia                                   5.00           7/01/2042                1,616
      1,700    District of Columbia                                   6.00           7/01/2043                1,990
      1,450    District of Columbia                                   6.00           7/01/2048                1,686
      7,500    Metropolitan Washington Airports Auth.                 5.13          10/01/2034                8,382
      5,000    Metropolitan Washington Airports Auth.                 5.00          10/01/2039                5,673
     10,000    Metropolitan Washington Airports Auth.                 5.63          10/01/2039               11,301
     10,000    Metropolitan Washington Airports Auth.                 5.00          10/01/2053               10,703
     10,000    Washington Convention & Sports Auth.                   5.00          10/01/2040               10,965
                                                                                                        -----------
                                                                                                             63,116
                                                                                                        -----------
               FLORIDA (11.4%)

      7,000    Atlantic Beach Health Care Facilities Auth.            5.63          11/15/2043                7,787
      2,000    Brevard County Health Facilities Auth. (PRE)           7.00           4/01/2039                2,464
     20,000    Brevard County School Board (INS)                      5.00           7/01/2032               21,583
      1,500    Broward County                                         5.25          10/01/2034                1,680
        350    Broward County School Board (INS)                      5.25           7/01/2027                  394
     10,000    Broward County School Board (INS)                      5.00           7/01/2032               10,776
      2,000    Clearwater                                             5.25          12/01/2039                2,267
      5,675    Department of Children and Family Services             5.00          10/01/2025                5,868
      1,500    Escambia County                                        6.25          11/01/2033                1,744
      1,000    Escambia County Housing Finance Auth. (INS)            5.75           6/01/2031                1,153
      3,950    Gainesville                                            5.25          10/01/2034                4,529
      1,000    Hialeah Gardens Health Care Facilities Auth.
                    (LOC - SunTrust Bank)                             5.00           8/15/2037                1,053
        600    Higher Educational Facility Auth.                      5.00           4/01/2032                  656
      1,500    Higher Educational Facility Auth.                      5.25           4/01/2042                1,642
      3,500    Highlands County Health Facilities Auth. (PRE)         5.00          11/15/2031                3,648
        625    Hillsborough County (INS)                              5.13           3/01/2020                  628
      2,270    Jacksonville                                           5.00          10/01/2029                2,613
      5,750    Jacksonville Economic Dev. Commission                  5.00          11/15/2036                6,023
        500    Lakeland Educational Facility                          5.00           9/01/2037                  533
      1,000    Lakeland Educational Facility                          5.00           9/01/2042                1,060
      4,000    Lee County IDA                                         5.75          10/01/2042                4,325
      5,000    Lee County IDA                                         5.50          10/01/2047                5,322
      1,500    Miami (INS)                                            5.00          10/01/2034                1,603
     13,125    Miami (INS)                                            5.25           7/01/2035               14,372
      4,000    Miami (INS)                                            5.25           7/01/2039                4,355
      2,000    Miami Beach                                            5.00           9/01/2040                2,193
      6,875    Miami-Dade County                                      5.00          10/01/2029                7,868
      3,950    Miami-Dade County                                      5.00          10/01/2034                4,472
     23,205    Miami-Dade County                                      5.38          10/01/2035               26,693
      5,000    Miami-Dade County                                      5.00           7/01/2039                5,664
      5,000    Miami-Dade County                                      5.00           7/01/2040                5,480
      1,750    Miami-Dade County                                      5.00          10/01/2043                1,932
      5,000    Miami-Dade County School Board (INS)                   5.25           2/01/2027                5,493
      5,000    Miami-Dade County School Board (INS)                   5.00           5/01/2033                5,463
      2,500    Municipal Loan Council (INS)                           5.25          10/01/2033                2,823
      5,000    Orange County (INS)                                    5.00          10/01/2031                5,316
      3,000    Orange County Health Facilities Auth.                  5.25          10/01/2035                3,269
      6,255    Orange County Health Facilities Auth.                  5.13          11/15/2039                6,437
     12,170    Orange County School Board (INS) (PRE)                 5.00           8/01/2031               13,057

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5  | USAA Tax Exempt Long-Term Fund

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
PRINCIPAL                                                                                                    MARKET
AMOUNT                                                              COUPON               FINAL                VALUE
(000)          SECURITY                                               RATE            MATURITY                (000)
-------------------------------------------------------------------------------------------------------------------
$     5,000    Orange County School Board (INS)                       5.00%          8/01/2032          $     5,395
     10,000    Orange County School Board (INS)                       5.50           8/01/2034               11,239
      2,000    Orlando-Orange County Expressway Auth.                 5.00           7/01/2035                2,236
      6,000    Orlando-Orange County Expressway Auth.                 5.00           7/01/2035                6,707
     10,000    Palm Beach County                                      5.00          10/01/2031               11,642
      1,000    Pinellas County Educational Facilities Auth.           5.00          10/01/2027                1,110
      1,000    Pinellas County Educational Facilities Auth.           5.25          10/01/2030                1,119
      3,650    Pinellas County Educational Facilities Auth.           6.00          10/01/2041                4,168
      4,000    Port St. Lucie Utility System (INS)                    4.64 (a)       9/01/2032                1,799
      4,000    Port St. Lucie Utility System (INS)                    4.65 (a)       9/01/2033                1,714
      1,000    Sarasota County Public Hospital District               5.63           7/01/2039                1,116
      3,000    St. Petersburg Health Facilities Auth.                 6.50          11/15/2039                3,563
      3,400    Sumter County (INS)                                    5.00           6/01/2036                3,577
      2,200    Tampa Housing Auth.                                    4.85           7/01/2036                2,240
      3,050    Tampa-Hillsborough County Expressway Auth.             5.00           7/01/2042                3,380
      2,350    Volusia County Educational Facilities Auth.
                    (INS)                                             5.00          10/15/2029                2,621
      1,165    West Palm Beach Community Redevelopment
                    Agency                                            5.00           3/01/2029                1,186
                                                                                                        -----------
                                                                                                            269,050
                                                                                                        -----------
               GEORGIA (1.7%)

      3,500    Atlanta Airport                                        5.00           1/01/2035                3,938
     10,000    Burke County Dev. Auth.                                7.00           1/01/2023               11,533
      4,000    Dahlonega Downtown Dev. Auth. (INS)                    5.00           7/01/2040                4,443
      4,000    Glynn-Brunswick Memorial Hospital Auth.                5.63           8/01/2034                4,444
      1,600    Private Colleges & Universities Auth.                  5.00          10/01/2032                1,740
     10,000    Savannah EDA                                           6.15           3/01/2017               10,736
      1,000    Thomasville Hospital Auth.                             5.25          11/01/2035                1,121
      1,250    Thomasville Hospital Auth.                             5.38          11/01/2040                1,403
                                                                                                        -----------
                                                                                                             39,358
                                                                                                        -----------
               HAWAII (0.3%)

      6,000    State                                                  6.50           7/01/2039                6,986
                                                                                                        -----------
               IDAHO (0.1%)

      1,500    Health Facilities Auth. (INS)                          5.00           7/01/2035                1,638
                                                                                                        -----------
               ILLINOIS (11.1%)

        520    Chicago (INS)                                          5.25           1/01/2029                  522
      4,033    Chicago                                                6.75          12/01/2032                4,050
      4,000    Chicago                                                5.00           1/01/2044                4,416
      3,000    Chicago                                                5.00          11/01/2044                3,336
      5,000    Chicago-O'Hare International Airport                   5.75           1/01/2039                5,754
      5,000    Chicago-O'Hare International Airport                   5.75           1/01/2043                5,618
      2,000    Finance Auth.                                          5.00           4/01/2026                2,010
      5,000    Finance Auth.                                          5.50           8/15/2028                5,510
      2,500    Finance Auth. (INS)                                    5.75          11/01/2028                2,798
     14,000    Finance Auth.                                          3.90           3/01/2030               14,535
      5,000    Finance Auth.                                          7.25          11/01/2030                5,959
      4,500    Finance Auth.                                          5.00           4/01/2031                4,510
      7,565    Finance Auth.                                          5.50           4/01/2032                7,810
      8,000    Finance Auth.                                          6.00          10/01/2032                9,481
     13,275    Finance Auth.                                          4.50          11/15/2032               13,472
      6,000    Finance Auth.                                          4.00           2/01/2033                6,194
      5,000    Finance Auth.                                          5.75          10/01/2035                5,537
      7,000    Finance Auth.                                          5.00           4/01/2036                6,999
     20,000    Finance Auth.                                          5.38           8/15/2039               21,615
      1,205    Finance Auth.                                          5.25          10/01/2039                1,291
      5,000    Finance Auth.                                          6.00           7/01/2043                5,884
      2,500    Housing Dev. Auth.                                     4.85           1/01/2037                2,540
      5,000    Metropolitan Pier and Exposition Auth. (INS)           5.50           6/15/2020                5,482

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                                                   Portfolio of Investments |  6

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
PRINCIPAL                                                                                                    MARKET
AMOUNT                                                              COUPON               FINAL                VALUE
(000)          SECURITY                                               RATE            MATURITY                (000)
-------------------------------------------------------------------------------------------------------------------
$     2,500    Metropolitan Pier and Exposition Auth. (INS)           5.55%          6/15/2021          $     2,731
     10,000    Railsplitter Tobacco Settlement Auth.                  5.50           6/01/2023               11,756
     23,980    Regional Transportation Auth. (INS)                    5.75           6/01/2020               28,852
     37,550    Regional Transportation Auth. (INS)                    6.50           7/01/2030               53,485
      8,000    State (INS)                                            5.00           4/01/2029                8,790
      1,000    Univ. of Illinois                                      5.13           4/01/2036                1,121
      7,676    Village of Gilberts (INS)                              4.75           3/01/2030                7,692
      1,648    Village of Montgomery Kane and Kendall
                     Counties (INS)                                   4.70           3/01/2030                1,655
      1,500    Village of Round Lake (INS)                            4.70           3/01/2033                1,528
                                                                                                        -----------
                                                                                                            262,933
                                                                                                        -----------
               INDIANA (1.3%)

      3,440    Finance Auth.                                          5.00          10/01/2033                3,613
      5,000    Finance Auth.                                          5.00           6/01/2039                5,318
      1,495    Finance Auth.                                          5.00           2/01/2040                1,637
      4,000    Finance Auth.                                          5.00          10/01/2044                4,311
      6,000    Indianapolis (INS)                                     5.50           1/01/2038                6,748
      7,500    Rockport (INS)                                         4.63           6/01/2025                7,982
                                                                                                        -----------
                                                                                                             29,609
                                                                                                        -----------
               IOWA (0.4%)

      5,000    Finance Auth. (INS)                                    4.75          12/01/2031                5,038
      5,000    Finance Auth. (INS)                                    5.00          12/01/2039                5,047
                                                                                                        -----------
                                                                                                             10,085
                                                                                                        -----------
               KANSAS (0.8%)

      9,000    Burlington (INS)                                       4.85           6/01/2031                9,391
      7,150    Wyandotte County                                       6.07 (a)       6/01/2021                5,118
      3,415    Wyandotte County                                       5.00           9/01/2032                3,908
                                                                                                        -----------
                                                                                                             18,417
                                                                                                        -----------
               KENTUCKY (0.6%)

      1,000    Economic Dev. Finance Auth. (INS)                      6.00          12/01/2033                1,087
      4,000    Economic Dev. Finance Auth. (INS)                      6.00          12/01/2038                4,343
      5,000    Municipal Power Agency (INS)                           5.00           9/01/2037                5,413
      2,000    Owen County                                            6.25           6/01/2039                2,290
                                                                                                        -----------
                                                                                                             13,133
                                                                                                        -----------
               LOUISIANA (1.9%)

      2,500    Lafayette Public Trust Financing Auth. (INS)           5.50          10/01/2035                2,804
      3,750    Local Government Environmental Facilities and
                    Community Dev. Auth.                              6.50           8/01/2029                4,489
     25,000    Parish of St. John the Baptist                         5.13           6/01/2037               26,530
     10,000    Public Facilities Auth.                                5.00           6/01/2030               10,345
      1,500    Tobacco Settlement Financing Corp.                     5.25           5/15/2035                1,660
                                                                                                        -----------
                                                                                                             45,828
                                                                                                        -----------
               MARYLAND (0.6%)

      2,500    EDC                                                    6.20           9/01/2022                2,974
      5,000    Health and Higher Educational Facilities Auth.         5.75           1/01/2033                5,459
      6,000    Health and Higher Educational Facilities Auth.         5.75           1/01/2038                6,523
                                                                                                        -----------
                                                                                                             14,956
                                                                                                        -----------
               MASSACHUSETTS (1.3%)

      2,000    Dev. Finance Agency (INS)                              5.25           3/01/2026                2,093
      2,000    Dev. Finance Agency (INS)                              5.00           3/01/2036                2,029
      4,000    Dev. Finance Agency                                    5.50           7/01/2044                4,391
     10,000    Health and Educational Facilities Auth.                6.25           7/01/2030               11,764

================================================================================

7  | USAA Tax Exempt Long-Term Fund

================================================================================

PRINCIPAL                                                                                                    MARKET
AMOUNT                                                              COUPON               FINAL                VALUE
(000)          SECURITY                                               RATE            MATURITY                (000)
-------------------------------------------------------------------------------------------------------------------
$     3,500    Health and Educational Facilities Auth.                5.00%          7/15/2032          $     3,597
      1,250    Health and Educational Facilities Auth.                5.00           7/01/2033                1,259
        500    Health and Educational Facilities Auth.                5.00           7/15/2037                  511
      5,000    School Building Auth. (INS)                            4.75           8/15/2032                5,388
                                                                                                        -----------
                                                                                                             31,032
                                                                                                        -----------
               MICHIGAN (1.5%)

     59,395    Building Auth. (INS)                                   5.01 (a)      10/15/2030               27,835
      4,500    Lansing Board of Water & Light                         5.00           7/01/2037                5,077
      3,000    Strategic Fund                                         5.63           7/01/2020                3,545
                                                                                                        -----------
                                                                                                             36,457
                                                                                                        -----------
               MINNESOTA (0.4%)

      4,000    Chippewa County                                        5.50           3/01/2037                4,165
      2,500    Higher Education Facilities Auth.                      5.00          10/01/2039                2,796
      3,000    St. Louis Park                                         5.75           7/01/2030                3,345
                                                                                                        -----------
                                                                                                             10,306
                                                                                                        -----------
               MISSISSIPPI (0.6%)

      1,000    Hospital Equipment and Facilities Auth.                5.25          12/01/2026                1,040
      8,750    Warren County                                          4.80           8/01/2030                8,758
      3,000    Warren County                                          5.38          12/01/2035                3,376
                                                                                                        -----------
                                                                                                             13,174
                                                                                                        -----------
               MISSOURI (1.9%)

     20,000    Cape Girardeau County IDA                              5.00           6/01/2036               20,386
      1,000    Cape Girardeau County IDA                              5.75           6/01/2039                1,120
      8,000    Cass County                                            5.63           5/01/2038                8,158
      2,000    Dev. Finance Board                                     5.00           6/01/2035                2,032
      7,500    Health and Educational Facilities Auth.                5.50          11/15/2033                8,274
      5,000    St. Louis County IDA                                   5.88           9/01/2043                5,538
                                                                                                        -----------
                                                                                                             45,508
                                                                                                        -----------
               MONTANA (0.7%)

      6,500    Forsyth (INS)                                          4.65           8/01/2023                6,885
      4,000    Forsyth                                                3.90           3/01/2031                4,132
      5,000    Forsyth                                                5.00           5/01/2033                5,621
                                                                                                        -----------
                                                                                                             16,638
                                                                                                        -----------
               NEBRASKA (0.1%)

        975    Douglas County Hospital Auth. (PRE)                    6.13           8/15/2031                1,113
      1,275    Douglas County Hospital Auth.                          6.13           8/15/2031                1,394
                                                                                                        -----------
                                                                                                              2,507
                                                                                                        -----------
               NEVADA (2.0%)

      4,000    Clark County (INS)                                     5.00           7/01/2026                4,577
     11,000    Clark County                                           5.13           7/01/2034               12,374
      5,000    Clark County (INS)                                     5.25           7/01/2039                5,639
     12,410    Clark County EDC                                       5.00           5/15/2029               13,003
     10,420    Truckee Meadows Water Auth. (INS)                      4.88           7/01/2034               10,935
                                                                                                        -----------
                                                                                                             46,528
                                                                                                        -----------
               NEW JERSEY (2.1%)

      6,000    EDA                                                    5.00           9/01/2024                6,664
      2,000    EDA                                                    5.00           6/15/2028                2,220
     10,000    EDA                                                    5.00           6/15/2040               10,941
     11,475    Health Care Facilities Financing Auth.                 5.00           7/01/2029               12,031

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

PRINCIPAL                                                                                                    MARKET
AMOUNT                                                              COUPON               FINAL                VALUE
(000)          SECURITY                                               RATE            MATURITY                (000)
-------------------------------------------------------------------------------------------------------------------
$    15,000    Health Care Facilities Financing Auth.                 5.63%          7/01/2032          $    17,310
                                                                                                        -----------
                                                                                                             49,166
                                                                                                        -----------
               NEW MEXICO (1.6%)

     32,380    Farmington                                             4.88           4/01/2033               33,300
      5,000    Farmington                                             5.90           6/01/2040                5,598
                                                                                                        -----------
                                                                                                             38,898
                                                                                                        -----------
               NEW YORK (3.2%)

      2,040    Buffalo and Erie County Industrial Land Dev.
                     Corp.                                            5.38          10/01/2041                2,274
         20    Dormitory Auth. (ETM)                                  6.00           8/15/2016                   22
     11,350    Dormitory Auth.                                        6.00           8/15/2016               11,799
      1,785    Dormitory Auth. (PRE)                                  5.25           7/01/2024                1,947
      2,250    Dormitory Auth.                                        5.25           7/01/2029                2,386
     16,130    Liberty Dev. Corp.                                     5.25          10/01/2035               19,479
      5,000    MTA                                                    3.55 (a)      11/15/2032                2,709
         60    New York City                                          5.88           8/01/2019                   60
      5,000    New York City                                          5.13          12/01/2028                5,600
      1,500    New York City Municipal Water Finance Auth.            5.00           6/15/2037                1,655
      7,500    New York City Transitional Finance Auth.               5.00           1/15/2034                8,232
      5,000    Triborough Bridge and Tunnel Auth.                     3.62 (a)      11/15/2031                2,747
     10,000    Triborough Bridge and Tunnel Auth.                     5.00          11/15/2031               11,100
      3,000    Triborough Bridge and Tunnel Auth.                     3.66 (a)      11/15/2032                1,571
      2,500    Triborough Bridge and Tunnel Auth.                     3.70 (a)      11/15/2032                1,359
      2,000    Troy Capital Resource Corp.                            5.00           9/01/2030                2,227
                                                                                                        -----------
                                                                                                             75,167
                                                                                                        -----------
               NORTH CAROLINA (1.1%)

     10,000    Capital Facilities Finance Agency                      4.63          11/01/2040               10,700
      3,750    Charlotte-Mecklenberg Hospital Auth.                   5.25           1/15/2034                4,194
      5,000    Columbus County Industrial Facilities & Pollution
                     Control Financing Auth.                          6.25          11/01/2033                5,813
      5,250    State Medical Care Commission                          5.00           7/01/2033                5,502
                                                                                                        -----------
                                                                                                             26,209
                                                                                                        -----------
               NORTH DAKOTA (0.3%)

      4,685    Fargo                                                  6.25          11/01/2031                5,638
      2,500    McLean County                                          4.88           7/01/2026                2,696
                                                                                                        -----------
                                                                                                              8,334
                                                                                                        -----------
               OHIO (1.4%)

      6,000    Air Quality Dev. Auth.                                 5.70           8/01/2020                6,961
     10,000    Buckeye Tobacco Settlement Financing Auth.             5.88           6/01/2030                8,376
     10,000    Buckeye Tobacco Settlement Financing Auth.             5.75           6/01/2034                8,082
      1,000    Cleveland (INS)                                        5.00           1/01/2031                1,116
      4,640    Higher Education Facility Commission (INS)             5.00           5/01/2036                4,697
      2,000    Lake County                                            5.63           8/15/2029                2,219
      2,000    State Turnpike Commission                              5.25           2/15/2033                2,343
                                                                                                        -----------
                                                                                                             33,794
                                                                                                        -----------
               OKLAHOMA (0.8%)

      4,200    Comanche County Hospital Auth.                         5.00           7/01/2032                4,467
      2,910    Norman Regional Hospital Auth. (INS)                   5.50           9/01/2023                2,913
      8,695    Norman Regional Hospital Auth.                         5.38           9/01/2036                8,992
      2,675    Tulsa Industrial Auth.                                 5.00          10/01/2037                2,751
                                                                                                        -----------
                                                                                                             19,123
                                                                                                        -----------

================================================================================

9  | USAA Tax Exempt Long-Term Fund

================================================================================

PRINCIPAL                                                                                                    MARKET
AMOUNT                                                              COUPON               FINAL                VALUE
(000)          SECURITY                                               RATE            MATURITY                (000)
-------------------------------------------------------------------------------------------------------------------
               OREGON (0.1%)

$     1,295    Keizer                                                 5.20%          6/01/2031          $     1,425
                                                                                                        -----------
               PENNSYLVANIA (1.7%)

        750    Allegheny County Higher Education Building
                    Auth.                                             5.50           3/01/2031                  855
        745    Allegheny County IDA                                   5.13           9/01/2031                  752
      4,000    Allegheny County Sanitary Auth. (INS)                  5.00           6/01/2040                4,503
      7,000    Economic Dev. Financing Auth.                          4.00          10/01/2023                7,468
      1,870    Erie Parking Auth. (INS)                               5.13           9/01/2032                2,083
      2,295    Erie Parking Auth. (INS)                               5.20           9/01/2035                2,559
      1,970    Higher Educational Facilities Auth.                    5.25           7/15/2033                2,198
      2,750    Higher Educational Facilities Auth.                    5.50           7/15/2038                3,082
      1,250    State Turnpike Commission, 5.00%, 12/01/2018           4.12 (b)      12/01/2033                1,209
     10,000    Turnpike Commission                                    5.25          12/01/2044               11,361
      3,200    Washington County IDA                                  5.00          11/01/2036                3,529
                                                                                                        -----------
                                                                                                             39,599
                                                                                                        -----------
               PUERTO RICO (0.1%)

      2,000    Industrial, Tourist, Educational, Medical,
                    Environmental Control Facilities Financing
                    Auth.                                             5.38           4/01/2042                1,595
                                                                                                        -----------
               RHODE ISLAND (1.3%)

      5,700    EDC (INS)                                              5.00           7/01/2031                5,854
     12,185    EDC (INS)                                              5.00           7/01/2036               12,474
      2,000    Health and Educational Building Corp.                  6.00           9/01/2033                2,256
        245    Housing and Mortgage Finance Corp.                     6.85          10/01/2024                  246
      9,950    Housing and Mortgage Finance Corp.                     4.85           4/01/2033                9,985
                                                                                                        -----------
                                                                                                             30,815
                                                                                                        -----------
               SOUTH CAROLINA (0.5%)

      2,250    Greenwood County                                       5.38          10/01/2039                2,491
     10,000    Jobs EDA (INS)                                         4.60           4/01/2027               10,067
                                                                                                        -----------
                                                                                                             12,558
                                                                                                        -----------
               SOUTH DAKOTA (0.5%)

        500    Educational Enhancement Funding Corp.                  5.00           6/01/2027                  571
      2,500    Health and Educational Facilities Auth.                5.25          11/01/2029                2,802
      3,000    Health and Educational Facilities Auth.                5.25           7/01/2038                3,253
      4,000    Health and Educational Facilities Auth.                5.00           7/01/2042                4,369
                                                                                                        -----------
                                                                                                             10,995
                                                                                                        -----------
               TENNESSEE (1.2%)

      4,240    Jackson                                                5.50           4/01/2033                4,632
      3,000    Johnson City Health and Educational Facilities
                    Board                                             5.50           7/01/2031                3,141
      5,000    Johnson City Health and Educational Facilities
                    Board                                             5.50           7/01/2036                5,221
      2,000    Johnson City Health and Educational Facilities
                    Board                                             5.00           8/15/2042                2,189
      4,155    Knox County Health, Educational and Housing
                    Facilities Board                                  5.02 (a)       1/01/2036                1,430
      4,000    Knox County Health, Educational and Housing
                    Facilities Board                                  5.03 (a)       1/01/2037                1,295
     11,075    Sullivan County Health Educational & Housing
                    Facilities Board                                  5.25           9/01/2036               11,616
                                                                                                        -----------
                                                                                                             29,524
                                                                                                        -----------

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

PRINCIPAL                                                                                                    MARKET
AMOUNT                                                              COUPON               FINAL                VALUE
(000)          SECURITY                                               RATE            MATURITY                (000)
-------------------------------------------------------------------------------------------------------------------
               TEXAS (18.6%)

$    19,500    Bell County Health Facilities Dev. Corp. (ETM)         6.50%          7/01/2019          $    22,607
      1,520    Bexar County                                           5.00           7/01/2033                1,548
      1,795    Bexar County                                           5.00           7/01/2037                1,825
      6,000    Central Texas Regional Mobility Auth.                  5.75           1/01/2031                6,957
      2,500    Central Texas Regional Mobility Auth.                  5.00           1/01/2042                2,687
      1,000    Clifton Higher Education Finance Corp.                 6.00           8/15/2033                1,211
      4,250    Clifton Higher Education Finance Corp. (NBGA)          5.00           8/15/2039                4,881
      2,750    Clifton Higher Education Finance Corp.                 6.00           8/15/2043                3,318
      5,000    Cypress-Fairbanks ISD (NBGA)                           5.00           2/15/2035                5,416
      4,000    Dallas/Fort Worth International Airport                5.00          11/01/2034                4,485
     12,100    Denton ISD (NBGA)                                      5.16 (a)       8/15/2028                6,419
     13,885    Denton ISD (NBGA)                                      5.18 (a)       8/15/2029                6,980
     11,220    Denton ISD (NBGA)                                      5.20 (a)       8/15/2030                5,363
     15,645    Denton ISD (NBGA)                                      5.22 (a)       8/15/2031                7,075
      5,000    Duncanville ISD (NBGA)                                 4.63           2/15/2029                5,111
      2,240    Eagle Mountain-Saginaw ISD (NBGA)                      4.50           8/15/2033                2,350
      9,155    Ennis ISD (NBGA)                                       4.70 (a)       8/15/2034                3,769
      9,155    Ennis ISD (NBGA)                                       4.71 (a)       8/15/2035                3,585
      9,000    Fort Worth                                             6.00           3/01/2029               10,619
      8,085    Fort Worth                                             6.25           3/01/2033                9,548
      3,885    Guadalupe-Blanco River Auth. (INS)                     5.00           5/15/2039                4,186
        795    Harlandale ISD (PRE)                                   4.75           8/15/2036                  851
      2,205    Harlandale ISD                                         4.75           8/15/2036                2,328
      4,900    Harris County                                          4.75          10/01/2031                5,215
      6,100    Harris County Cultural Education Facilities
                    Finance Corp.                                     5.00           6/01/2038                6,552
      4,000    Harris County Education Facilities Finance Corp.       5.25          10/01/2029                4,592
      1,500    Harris County Health Facilities Dev. Corp.
                    (PRE)                                             7.25          12/01/2035                1,854
      7,000    Harris County IDC                                      5.00           2/01/2023                7,776
      1,000    Hopkins County Hospital District                       5.75           2/15/2028                1,028
     12,500    Houston Airport System                                 5.50           7/01/2034               14,133
     10,000    Houston Higher Education Finance Corp.                 5.00           9/01/2042               10,857
     22,000    Houston ISD (NBGA)                                     5.00           2/15/2033               23,729
      2,390    Irving                                                 5.00           8/15/2043                2,480
      5,000    Irving ISD (NBGA)                                      5.38 (a)       2/15/2028                2,606
     22,000    Judson ISD (NBGA)                                      4.50           2/01/2035               22,776
      6,000    Karnes County Hospital District                        5.00           2/01/2044                6,345
      3,000    Laredo CCD (INS)                                       5.25           8/01/2035                3,416
      5,300    Matagorda County                                       6.30          11/01/2029                6,113
      3,615    Matagorda County                                       4.00           6/01/2030                3,721
      6,000    Matagorda County                                       4.00           6/01/2030                6,175
      4,235    Mesquite Health Facilities Dev. Corp.                  5.63           2/15/2035                4,287
        700    Midlothian Dev. Auth.                                  5.13          11/15/2026                  710
      5,000    North Fort Bend Water Auth.                            5.00          12/15/2036                5,516
      3,000    North Texas Tollway Auth.                              5.63           1/01/2028                3,304
      5,000    North Texas Tollway Auth.                              5.63           1/01/2033                5,529
     15,000    North Texas Tollway Auth.                              5.63           1/01/2033               16,587
     15,000    North Texas Tollway Auth.                              5.75           1/01/2033               16,618
      3,000    North Texas Tollway Auth.                              7.55 (a)       9/01/2037                  998
     12,500    North Texas Tollway Auth.                              5.75           1/01/2040               13,883
      1,000    San Leanna Education Facilities Corp.                  5.13           6/01/2026                1,044
      1,815    San Leanna Education Facilities Corp.                  5.13           6/01/2027                1,893
      6,025    San Leanna Education Facilities Corp.                  4.75           6/01/2032                6,180
      2,395    San Leanna Education Facilities Corp.                  5.13           6/01/2036                2,476
      7,205    Schertz - Cibolo - Universal City ISD (NBGA)
                    (PRE)                                             5.09 (a)       2/01/2033                2,915
      6,200    Schertz - Cibolo - Universal City ISD (NBGA)
                    (PRE)                                             5.11 (a)       2/01/2035                2,260
        180    State (PRE)                                            4.50           4/01/2033                  196
      4,820    State                                                  4.50           4/01/2033                5,141
     18,530    State Turnpike Auth. (INS)                             5.25 (a)       8/15/2030                9,859

================================================================================

11  | USAA Tax Exempt Long-Term Fund

================================================================================

PRINCIPAL                                                                                                    MARKET
AMOUNT                                                              COUPON               FINAL                VALUE
(000)          SECURITY                                               RATE            MATURITY                (000)
-------------------------------------------------------------------------------------------------------------------
$     1,100    Tarrant County Cultural Education Facilities
                    Finance Corp.                                     6.00%         11/15/2026          $     1,167
      6,315    Tarrant County Cultural Education Facilities
                    Finance Corp.                                     5.63          11/15/2027                6,540
      4,000    Tarrant County Cultural Education Facilities
                    Finance Corp.                                     6.00          11/15/2036                4,215
     15,000    Tarrant County Cultural Education Facilities
                    Finance Corp.                                     5.13           5/15/2037               15,174
      4,000    Tarrant County Cultural Education Facilities
                    Finance Corp.                                     5.75          11/15/2037                4,110
      3,850    Transportation Commission                              5.00           8/15/2041                4,208
     22,000    Tyler Health Facilities Dev. Corp.                     5.25          11/01/2032               23,071
     10,000    Tyler Health Facilities Dev. Corp.                     5.00           7/01/2033               10,305
      1,230    Tyler Health Facilities Dev. Corp.                     5.38          11/01/2037                1,292
      1,000    Uptown Dev. Auth.                                      5.50           9/01/2029                1,121
      3,000    Weatherford ISD (NBGA)                                 4.83 (a)       2/15/2027                1,716
      2,500    Weatherford ISD (NBGA)                                 4.84 (a)       2/15/2028                1,360
      6,360    West Harris County Regional Water Auth. (INS)          4.70          12/15/2030                6,747
      4,770    Wood County Central Hospital District                  6.00          11/01/2041                5,393
                                                                                                        -----------
                                                                                                            438,302
                                                                                                        -----------
               VIRGINIA (1.5%)

     11,280    College Building Auth.                                 5.00           6/01/2026               11,549
      5,000    College Building Auth.                                 5.00           6/01/2029                5,107
        880    College Building Auth. (PRE)                           5.00           6/01/2036                  936
      1,437    Farms of New Kent Community Dev. Auth.,
                    acquired 10/23/2007; cost $1,337
                    (d),(e),(f)                                       5.13           3/01/2036                  719
      8,665    Farms of New Kent Community Dev. Auth.,
                    acquired 9/08/2006-10/11/2007; cost
                    $8,323 (d),(e),(f)                                5.45           3/01/2036                4,332
      2,000    Farms of New Kent Community Dev. Auth.,
                    acquired 11/15/2007; cost $1,870
                    (d),(e),(f)                                       5.80           3/01/2036                1,000
      3,753    Lewistown Commerce Center Community Dev.
                    Auth.                                             6.05           3/01/2044                3,122
      1,855    Lewistown Commerce Center Community Dev.
                    Auth.                                             6.05           3/01/2044                1,843
      5,933    Lewistown Commerce Center Community Dev.
                    Auth., acquired 10/12/2007; cost $5,933
                    (d)                                               6.05           3/01/2054                  297
      5,000    Small Business Financing Auth.                         5.25           9/01/2037                5,226
      2,203    Watkins Centre Community Dev. Auth.                    5.40           3/01/2020                2,210
                                                                                                        -----------
                                                                                                             36,341
                                                                                                        -----------
               WASHINGTON (0.1%)

      2,500    Health Care Facilities Auth. (INS)                     6.00           8/15/2039                2,877
                                                                                                        -----------
               WISCONSIN (1.2%)

      5,000    Health & Educational Facilities Auth.                  5.75          11/15/2030                5,816
     10,600    Health & Educational Facilities Auth.                  5.38           2/15/2034               10,913
      2,500    Health & Educational Facilities Auth.                  5.38           8/15/2037                2,797
      7,800    Kaukauna (INS)                                         5.00          12/15/2035                8,615
                                                                                                        -----------
                                                                                                             28,141
                                                                                                        -----------
               WYOMING (0.5%)

      2,360    Municipal Power Agency                                 5.50           1/01/2033                2,608
      2,300    Municipal Power Agency                                 5.50           1/01/2038                2,541
      6,000    Sweetwater County                                      5.25           7/15/2026                6,911
                                                                                                        -----------
                                                                                                             12,060
                                                                                                        -----------
               Total Fixed-Rate Instruments (cost: $2,105,283)                                            2,259,966
                                                                                                        -----------

================================================================================

                                                  Portfolio of Investments |  12

================================================================================

PRINCIPAL                                                                                                    MARKET
AMOUNT                                                              COUPON               FINAL                VALUE
(000)          SECURITY                                               RATE            MATURITY                (000)
-------------------------------------------------------------------------------------------------------------------
               PUT BONDS (0.8%)

               ARIZONA (0.2%)

$     5,000    Health Facilities Auth.                                1.89% (g)      2/01/2048        $       5,121
                                                                                                      -------------
               FLORIDA (0.2%)

      4,000    Putnam County Dev. Auth. (INS)                         5.35           3/15/2042                4,517
                                                                                                      -------------
               LOUISIANA (0.3%)

      6,750    St. Charles Parish                                     4.00          12/01/2040                7,348
                                                                                                      -------------
               WEST VIRGINIA (0.1%)

      2,000    EDA                                                    5.38 (g)      12/01/2038                2,218
                                                                                                      -------------
               Total Put Bonds (cost: $17,750)                                                               19,204
                                                                                                      -------------
               ADJUSTABLE-RATE NOTES (0.8%)

               NEW JERSEY (0.8%)

     20,000    EDA (cost: $20,000)                                    1.64           3/01/2028               19,954
                                                                                                      -------------
               VARIABLE-RATE DEMAND NOTES (1.5%)

               LOUISIANA (0.7%)

     16,235    St. James Parish                                       0.22          11/01/2040               16,235
                                                                                                      -------------
               TEXAS (0.8%)

     13,020    Port of Port Arthur Navigation District                0.20           4/01/2040               13,020
      5,700    Port of Port Arthur Navigation District                0.20          11/01/2040                5,700
                                                                                                      -------------
                                                                                                             18,720
                                                                                                      -------------
               Total Variable-Rate Demand Notes (cost: $34,955)                                              34,955
                                                                                                      -------------

               TOTAL INVESTMENTS (COST: $2,177,988)                                                   $   2,334,079
                                                                                                      =============

($ IN 000s)                                            VALUATION HIERARCHY
                                                       -------------------

                                     (LEVEL 1)          (LEVEL 2)         (LEVEL 3)
                                   QUOTED PRICES          OTHER          SIGNIFICANT
                                     IN ACTIVE         SIGNIFICANT      UNOBSERVABLE
                                      MARKETS          OBSERVABLE           INPUTS
                                   FOR IDENTICAL         INPUTS
ASSETS                                ASSETS                                                   TOTAL
----------------------------------------------------------------------------------------------------
Fixed-Rate Instruments                        $--         $2,259,966             $--       $2,259,966
Put Bonds                                      --             19,204              --           19,204
Adjustable-Rate Notes                          --             19,954              --           19,954
Variable-Rate Demand Notes                     --             34,955              --           34,955
-----------------------------------------------------------------------------------------------------
Total                                         $--         $2,334,079             $--       $2,334,079
-----------------------------------------------------------------------------------------------------

For the period of April 1, 2014, through December 31, 2014, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

13  | USAA Tax Exempt Long-Term Fund

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

December 31, 2014 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. The information presented in this quarterly report pertains only to the USAA Tax Exempt Long-Term Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

================================================================================

14  | USAA Tax Exempt Long-Term Fund

================================================================================

2. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

3. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager, an affiliate of the Fund, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include fixed-rate instruments, put bonds, and adjustable-rate notes which are valued based on methods discussed in Note A1 and variable-rate demand notes which are valued at amortized cost.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-

================================================================================

15  | USAA Tax Exempt Long-Term Fund

================================================================================

issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

D. As of December 31, 2014, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of December 31, 2014, were $197,053,000 and $40,962,000, respectively, resulting in net unrealized appreciation of $156,091,000.

E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $2,362,124,000 at December 31, 2014, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

SPECIFIC NOTES

(a) Zero-coupon security. Rate represents the effective yield at the date of purchase.
(b) Stepped-coupon security that is initially issued in zero-coupon form and converts to coupon form at the specified date and rate shown in the security's description. The rate presented in the coupon rate column represents the effective yield at the date of purchase.
(c) Pay-in-kind (PIK) - Security in which the issuer will have or has the option to make all or a portion of the interest or dividend payments in additional securities.
(d) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at December 31, 2014, was $12,674,000, which represented 0.5% of the Fund's net assets.
(e) Security was fair valued at December 31, 2014, by the Manager in accordance with valuation procedures approved by the Board. The total value of all such securities was $6,051,000, which represented 0.3% of the Fund's net assets.
(f) At December 31, 2014, the issuer was in default with respect to interest and/or principal payments.
(g) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the rate at December 31, 2014.
(h) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

================================================================================

                                         Notes to Portfolio of Investments |  16




ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.















SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended DECEMBER 31, 2014

By:      /S/ DANIEL J. MAVICO
         --------------------------------------------------------------
         Signature and Title:  Daniel J. Mavico, Assistant Secretary

Date:     02/24/2015
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     02/26/2015
         ------------------------------


By:      /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     02/26/2015
         ------------------------------